Equity (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of classes of share capital [line items]
Dividend per share	₨ 20	₨ 20	₨ 20
Dividend distribution tax on the dividend paid	₨ 675	₨ 78	₨ 695
Dividend paid during the year	₨ 3,317	₨ 3,312	₨ 3,411